TRADE PAYABLES AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2021
Trade and other current payables [abstract]
TRADE PAYABLES AND ACCRUED LIABILITIES

6.	TRADE PAYABLES AND ACCRUED LIABILITIES

(All amounts in table are expressed in thousands of Canadian dollars)	June 30, 2021	December 31, 2020
Trade payables	529	290
Amounts due to related parties (Note 9)	78	28
Accrued liabilities	3	44
	610	362